Trade Receivables - Summary of Allowance for Lifetime Expected Credit Loss (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [abstract]
Balance at the beginning of the year	₨ 13,937	₨ 14,824
Additions during the year, net (Refer to Note 25)	1,506	1,043
Charged against allowance	(4,381)	(2,139)
Translation adjustment	15	209
Balance at the end of the year	₨ 11,077	₨ 13,937